Investments (Tables)	12 Months Ended
Mar. 31, 2015
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2014 and 2015 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	22,039,640	20,063	3,727	22,055,976
Japanese local government bonds	241,985	2,783	106	244,662
U.S. Treasury bonds and federal agency securities	158,344	434	4,297	154,481
Other foreign government bonds	719,281	2,356	455	721,182
Agency mortgage-backed securities (1)	955,291	13,288	7,705	960,874
Residential mortgage-backed securities	318,955	14,757	1,707	332,005
Commercial mortgage-backed securities	159,289	3,032	1,417	160,904
Japanese corporate bonds and other debt securities (2)	2,015,045	16,316	3,284	2,028,077
Foreign corporate bonds and other debt securities (3)	559,947	10,755	2,193	568,509
Equity securities (marketable)	1,667,669	1,761,025	6,603	3,422,091

Total	28,835,446	1,844,809	31,494	30,648,761

Held-to-maturity securities:
Debt securities:
Japanese government bonds	4,040,083	17,954	220	4,057,817

Total	4,040,083	17,954	220	4,057,817

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2015
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,391,144	25,110	2,587	17,413,667
Japanese local government bonds	234,421	4,183	16	238,588
U.S. Treasury bonds and federal agency securities	116,408	1,259	454	117,213
Other foreign government bonds	961,684	4,437	237	965,884
Agency mortgage-backed securities (1)	806,877	17,280	2,427	821,730
Residential mortgage-backed securities	260,456	4,426	1,408	263,474
Commercial mortgage-backed securities	169,342	889	961	169,270
Japanese corporate bonds and other debt securities (2)	1,930,054	13,366	1,496	1,941,924
Foreign corporate bonds and other debt securities (3)	730,910	12,026	1,133	741,803
Equity securities (marketable)	1,697,628	2,700,714	1,185	4,397,157

Total	24,298,924	2,783,690	11,904	27,070,710

Held-to-maturity securities:
Debt securities:
Japanese government bonds	4,360,126	29,001	173	4,388,954
Agency mortgage-backed securities (4)	1,287,215	2,259	621	1,288,853

Total	5,647,341	31,260	794	5,677,807

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014, and ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥214,488 million at March 31, 2014, and ¥165,602 million at March 31, 2015.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateral loan obligations (“CLO”), of which the total fair values were ¥178,055 million at March 31, 2014, and ¥142,543 million at March 31, 2015.
(4)	All Agency mortgage-backed securities presented in the above table at March 31, 2015 are Ginnie Mae securities.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,620,827	12,346,989	1,423,328	—	17,391,144
Japanese local government bonds	36,287	104,530	92,871	733	234,421
U.S. Treasury bonds and federal agency securities	4,821	12,058	61,175	38,354	116,408
Other foreign government bonds	724,143	221,884	14,483	1,174	961,684
Agency mortgage-backed securities	—	—	—	806,877	806,877
Residential mortgage-backed securities	—	—	—	260,456	260,456
Commercial mortgage-backed securities	10,278	151,589	7,475	—	169,342
Japanese corporate bonds and other debt securities	398,879	1,138,152	305,938	87,085	1,930,054
Foreign corporate bonds and other debt securities	279,101	372,138	77,863	1,808	730,910

Total	5,074,336	14,347,340	1,983,133	1,196,487	22,601,296

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,031	3,280,267	479,828	—	4,360,126
Agency mortgage-backed securities	—	—	—	1,287,215	1,287,215

Total	600,031	3,280,267	479,828	1,287,215	5,647,341

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,621,356	12,354,364	1,437,947	—	17,413,667
Japanese local government bonds	36,320	105,339	96,074	855	238,588
U.S. Treasury bonds and federal agency securities	4,821	12,069	61,529	38,794	117,213
Other foreign government bonds	725,188	224,248	15,332	1,116	965,884
Agency mortgage-backed securities	—	—	—	821,730	821,730
Residential mortgage-backed securities	—	—	—	263,474	263,474
Commercial mortgage-backed securities	10,544	151,185	7,541	—	169,270
Japanese corporate bonds and other debt securities	399,216	1,142,602	309,333	90,773	1,941,924
Foreign corporate bonds and other debt securities	279,934	379,193	80,837	1,839	741,803

Total	5,077,379	14,369,000	2,008,593	1,218,581	22,673,553

Held-to-maturity securities:
Debt securities:
Japanese government bonds	601,618	3,292,875	494,461	—	4,388,954
Agency mortgage-backed securities	—	—	—	1,288,853	1,288,853

Total	601,618	3,292,875	494,461	1,288,853	5,677,807

Other-Than-Temporary Impairment on Available-for-Sale Securities

The following table shows the other-than-temporary impairment on available-for-sale securities for the fiscal years ended March 31, 2013, 2014 and 2015. No impairment losses were recognized on held-to-maturity securities for the periods.

	2013	2014	2015
	(in millions of yen)
Available-for-sale securities:
Debt securities	4,085	1,151	450
Equity securities	72,308	4,193	618

Total	76,393	5,344	1,068

Unrealized Loss Position Investments

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2014 and 2015:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,526,182	2,871	880,520	856	11,406,702	3,727
Japanese local government bonds	48,471	90	12,730	16	61,201	106
U.S. Treasury bonds and federal agency securities	66,865	2,865	38,432	1,432	105,297	4,297
Other foreign government bonds	203,026	275	7,654	180	210,680	455
Agency mortgage-backed securities (1)	102,904	2,348	76,369	5,357	179,273	7,705
Residential mortgage-backed securities	9,771	137	78,938	1,570	88,709	1,707
Commercial mortgage-backed securities	11,133	117	43,170	1,300	54,303	1,417
Japanese corporate bonds and other debt securities	130,020	359	60,230	2,925	190,250	3,284
Foreign corporate bonds and other debt securities	122,563	1,846	33,960	347	156,523	2,193
Equity securities (marketable)	132,590	6,603	10	—	132,600	6,603

Total	11,353,525	17,511	1,232,013	13,983	12,585,538	31,494

Held-to-maturity securities:
Debt securities:
Japanese government bonds	9,962	40	199,670	180	209,632	220

Total	9,962	40	199,670	180	209,632	220

2015
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,646,840	1,739	211,512	848	5,858,352	2,587
Japanese local government bonds	3,579	8	11,944	8	15,523	16
U.S. Treasury bonds and federal agency securities	45,858	454	—	—	45,858	454
Other foreign government bonds	127,535	204	10,421	33	137,956	237
Agency mortgage-backed securities (1)	7,968	47	86,973	2,380	94,941	2,427
Residential mortgage-backed securities	—	—	51,897	1,408	51,897	1,408
Commercial mortgage-backed securities	23,468	394	19,238	567	42,706	961
Japanese corporate bonds and other debt securities	270,877	478	54,615	1,018	325,492	1,496
Foreign corporate bonds and other debt securities	11,496	29	60,491	1,104	71,987	1,133
Equity securities (marketable)	11,325	1,156	150	29	11,475	1,185

Total	6,148,946	4,509	507,241	7,395	6,656,187	11,904

Held-to-maturity securities:
Debt securities:
Japanese government bonds	99,738	173	—	—	99,738	173
Agency mortgage-backed securities (2)	355,560	621	—	—	355,560	621

Total	455,298	794	—	—	455,298	794

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014, and ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	All Agency mortgage-backed securities presented in the above table at March 31, 2015 are Ginnie Mae securities.

Realized Gains (Losses) on Sales of Available-for-Sale Securities

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2013, 2014 and 2015. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2013, 2014 and 2015” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	2013	2014	2015
	(in millions of yen)
Gross realized gains	193,298	231,955	220,250
Gross realized losses	(21,422)	(29,387)	(14,670)

Net realized gains (losses) on sales of available-for-sale securities	171,876	202,568	205,580

Other Investments Disclosure

The following table summarizes the composition of Other investments at March 31, 2014 and 2015:

	2014	2015
	(in millions of yen)
Equity method investments	196,015	194,188
Investments held by consolidated investment companies	70,599	53,061
Other equity interests	526,075	450,438

Total	792,689	697,687